Provisions - Summary of Restricted Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Judicial deposits	R$ 28,097
For Civil Contingencies [Member]
Disclosure of other provisions [line items]
Judicial deposits	27
For Labour Contingencies [Member]
Disclosure of other provisions [line items]
Judicial deposits	1,379
For Tax Purposes [Member]
Disclosure of other provisions [line items]
Judicial deposits	R$ 26,691
Boa Vista Servicos S A [member]
Disclosure of other provisions [line items]
Judicial deposits		R$ 28,755	R$ 27,350
Boa Vista Servicos S A [member] | For Civil Contingencies [Member]
Disclosure of other provisions [line items]
Judicial deposits		1,740	2,020
Boa Vista Servicos S A [member] | For Labour Contingencies [Member]
Disclosure of other provisions [line items]
Judicial deposits		1,182	1,494
Boa Vista Servicos S A [member] | For Tax Purposes [Member]
Disclosure of other provisions [line items]
Judicial deposits		R$ 25,833	R$ 23,836